UNAUDITED QUARTERLY RESULTS (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Feb. 02, 2018	Nov. 03, 2017	Aug. 04, 2017	May 05, 2017	Feb. 03, 2017	Oct. 28, 2016	Jul. 29, 2016	Apr. 29, 2016	Feb. 02, 2018	Feb. 03, 2017
Class of Stock [Line Items]
Net revenue	$ 21,963	$ 19,556	$ 19,521	$ 18,000	$ 20,292	$ 16,473	$ 13,171	$ 12,228	$ 79,040	$ 62,164
Gross margin	5,892	5,220	4,968	4,457	4,832	4,251	2,329	2,237	20,537	13,649
Net income (loss) from continuing operations	(100)	(846)	(732)	(1,171)	(1,128)	(1,300)	(264)	(391)	(2,926)	(3,074)
Income (loss) from discontinued operations, net of income taxes	0	0	0	0	1,043	(442)	838	477	0	1,916
Net loss attributable to Dell Technologies Inc.	(100)	(846)	(732)	(1,171)	(85)	(1,742)	574	86	$ (2,849)	$ (1,167)
Class V Common Stock
Class of Stock [Line Items]
Net income (loss) from continuing operations	$ (196)	$ 198	$ 204	$ 125	$ 126	$ 170	$ 0	$ 0
Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - basic (in dollars per share)	$ (0.98)	$ 0.98	$ 1.00	$ 0.60	$ 0.59	$ 0.77	$ 0.00	$ 0.00	$ 1.63	$ 1.36
Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - diluted (in dollars per share)	$ (0.98)	$ 0.96	$ 1.00	$ 0.59	$ 0.58	$ 0.76	$ 0.00	$ 0.00	1.61	1.35
DHI Group
Class of Stock [Line Items]
Net income (loss) from continuing operations	$ 96	$ (1,044)	$ (936)	$ (1,296)	$ (1,254)	$ (1,470)	$ (264)	$ (391)
Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - basic (in dollars per share)	$ 0.17	$ (1.84)	$ (1.65)	$ (2.29)	$ (2.22)	$ (2.96)	$ (0.65)	$ (0.97)	(5.61)	(7.19)
Discontinued operations - basic (in dollars per share)	0.00	0.00	0.00	0.00	1.84	(0.89)	2.07	1.18	0.00	4.08
Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - diluted (in dollars per share)	0.16	(1.84)	(1.66)	(2.29)	(2.22)	(2.96)	(0.65)	(0.97)	(5.62)	(7.19)
Discontinued operations - diluted (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 1.84	$ (0.89)	$ 2.07	$ 1.18	$ 0.00	$ 4.08